Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
a series of Angel Oak Funds Trust

April 18, 2024

Supplement to the Summary Prospectus and Prospectus,
dated February 20, 2024 and January 19, 2024, respectively, as may be supplemented to date

Effective April 17, 2024, the Angel Oak Mortgage-Backed Securities ETF (the “Fund”) has added the Bloomberg US Mortgage Backed Securities Index as a secondary comparison benchmark index. The Average Annual Total Returns table found on page 10 of the Fund’s Summary Prospectus and page 20 of the Prospectus is replaced with the following:

Supplement Closing [Text Block]	ck0001612930_SupplementClosing	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Angel Oak Mortgage-Backed Securities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
Performance Table Heading	rr_PerformanceTableHeading	Angel Oak Mortgage-Backed Securities ETF Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Angel Oak Mortgage-Backed Securities ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, and taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
1 Year	rr_AverageAnnualReturnYear01	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2021
Angel Oak Mortgage-Backed Securities ETF | Bloomberg US Mortgage-Backed Securities Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, and taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US Mortgage-Backed Securities Index (reflects no deduction for fees, expenses, and taxes)
1 Year	rr_AverageAnnualReturnYear01	5.05%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2021
Angel Oak Mortgage-Backed Securities ETF | Angel Oak Mortgage-Backed Securities ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBS
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.46%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2021
Angel Oak Mortgage-Backed Securities ETF | Angel Oak Mortgage-Backed Securities ETF Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions1	[1]
1 Year	rr_AverageAnnualReturnYear01	3.55%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.24%)	[1]
Angel Oak Mortgage-Backed Securities ETF | Angel Oak Mortgage-Backed Securities ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares1	[1]
1 Year	rr_AverageAnnualReturnYear01	3.19%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.79%)	[1]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.